                       SUPPLEMENT DATED NOVEMBER 1, 1999
                                       to

                          PROSPECTUS DATED MAY 1, 1999
                                      and

                         SUPPLEMENT DATED JULY 15, 1999
                                      for

                   Flexible Payment Variable Annuity Contract

                                   Issued by

                     MONY Life Insurance Company of America
                        MONY America Variable Account A

EFFECTIVE NOVEMBER 16, 1999 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

 1. THE FIRST SENTENCE OF THE THIRD BULLET ON THE COVER PAGE IS HEREBY AMENDED TO READ AS FOLLOWS:

     - If you do, you can tell us to place your purchase payments and fund values into any 21 of the 25 different subaccounts.

 2. THE *** FOOTNOTE ON PAGE 6 IS HEREBY AMENDED TO READ AS FOLLOWS:

     *** The Mortality and Expense Risk charge is deducted daily equivalent to a current annual rate of 1.35 percent.

 3. THE EXAMPLE ON PAGE 6 OF THE PROSPECTUS IS AMENDED TO READ AS FOLLOWS:

          If you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                               AFTER     AFTER     AFTER     AFTER
                 SUBACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ----------                    ------   -------   -------   --------
Enterprise Equity............................   $85      $122      $161       $251
Enterprise Small Company Value...............   $85      $122      $162       $253
Enterprise Managed...........................   $84      $120      $158       $244
Enterprise International Growth..............   $89      $134      $181       $290
Enterprise Small Company Growth..............   $91      $139      $190       $308
Enterprise Equity Income.....................   $87      $129      $173       $274
Enterprise Growth............................   $88      $132      $178       $284
Enterprise Growth and Income.................   $87      $129      $173       $274
Enterprise Capital Appreciation..............   $90      $136      $185       $298
Enterprise High Yield Bond...................   $84      $119      $156       $240
Enterprise Multi-Cap Growth..................   $91      $139      $190       $308
Enterprise Balanced..........................   $86      $126      $167       $264
MONY Intermediate Term Bond..................   $83      $115      $151       $230
MONY Long Term Bond..........................   $82      $114      $149       $225
MONY Government Securities...................   $83      $116      $152       $232
MONY Money Market............................   $81      $110      $142       $212
Dreyfus Stock Index..........................   $79      $104      $132       $191
Dreyfus Socially Responsible.................   $85      $121      $160       $248
Fidelity VIP Growth..........................   $84      $119      $157       $243
Fidelity VIP II Contrafund...................   $84      $119      $157       $243
Fidelity VIP III Growth Opportunities........   $85      $121      $159       $247

                                               AFTER     AFTER     AFTER     AFTER
                 SUBACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ----------                    ------   -------   -------   --------
Janus Aspen Series Aggressive Growth.........   $84      $119      $157       $243
Janus Aspen Series Balanced..................   $84      $119      $157       $242
Janus Aspen Series Capital Appreciation......   $86      $125      $166       $261
Janus Aspen Series Worldwide Growth..........   $84      $119      $156       $240

 4. THE EXAMPLE ON PAGE 7 OF THE PROSPECTUS IS AMENDED TO READ AS FOLLOWS:

          If you annuitize your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                               AFTER     AFTER     AFTER     AFTER
                 SUBACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ----------                    ------   -------   -------   --------
Enterprise Equity............................   $85      $122      $117       $251
Enterprise Small Company Value...............   $85      $122      $118       $253
Enterprise Managed...........................   $84      $120      $113       $244
Enterprise International Growth..............   $89      $134      $137       $290
Enterprise Small Company Growth..............   $91      $139      $145       $308
Enterprise Equity Income.....................   $87      $129      $128       $274
Enterprise Growth............................   $88      $132      $133       $284
Enterprise Growth and Income.................   $87      $129      $128       $274
Enterprise Capital Appreciation..............   $90      $136      $141       $298
Enterprise High Yield Bond...................   $84      $119      $111       $240
Enterprise Multi-Cap Growth..................   $91      $139      $145       $308
Enterprise Balanced..........................   $86      $126      $123       $264
MONY Intermediate Term Bond..................   $83      $115      $106       $230
MONY Long Term Bond..........................   $82      $114      $104       $225
MONY Government Securities...................   $83      $116      $107       $232
MONY Money Market............................   $81      $110      $ 97       $212
Dreyfus Stock Index..........................   $79      $104      $ 88       $191
Dreyfus Socially Responsible.................   $85      $121      $115       $248
Fidelity VIP Growth..........................   $84      $119      $113       $243
Fidelity VIP II Contrafund...................   $84      $119      $113       $243
Fidelity VIP III Growth Opportunities........   $85      $121      $115       $247
Janus Aspen Series Aggressive Growth.........   $84      $119      $113       $243
Janus Aspen Series Balanced..................   $84      $119      $112       $242
Janus Aspen Series Capital Appreciation......   $86      $125      $122       $261
Janus Aspen Series Worldwide Growth..........   $84      $119      $111       $240

 5. THE EXAMPLE ON PAGE 7 OF THE PROSPECTUS IS AMENDED TO READ AS FOLLOWS:

          If you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                               AFTER     AFTER     AFTER     AFTER
                 SUBACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ----------                    ------   -------   -------   --------
Enterprise Equity............................   $22       $68      $117       $251
Enterprise Small Company Value...............   $22       $69      $118       $253
Enterprise Managed...........................   $21       $66      $113       $244
Enterprise International Growth..............   $26       $80      $137       $290
Enterprise Small Company Growth..............   $28       $85      $145       $308
Enterprise Equity Income.....................   $24       $75      $128       $274
Enterprise Growth............................   $25       $78      $133       $284
Enterprise Growth and Income.................   $24       $75      $128       $274
Enterprise Capital Appreciation..............   $27       $82      $141       $298
Enterprise High Yield Bond...................   $21       $65      $111       $240
Enterprise Multi-Cap Growth..................   $28       $85      $145       $308
Enterprise Balanced..........................   $23       $72      $123       $264
MONY Intermediate Term Bond..................   $20       $62      $106       $230
MONY Long Term Bond..........................   $20       $61      $104       $225
MONY Government Securities...................   $20       $62      $107       $232
MONY Money Market............................   $18       $57      $ 97       $212
Dreyfus Stock Index..........................   $16       $51      $ 88       $191
Dreyfus Socially Responsible.................   $22       $67      $115       $248
Fidelity VIP Growth..........................   $21       $66      $113       $243
Fidelity VIP II Contrafund...................   $21       $66      $113       $243
Fidelity VIP III Growth Opportunities........   $22       $67      $115       $247
Janus Aspen Series Aggressive Growth.........   $21       $66      $113       $243
Janus Aspen Series Balanced..................   $21       $65      $112       $242
Janus Aspen Series Capital Appreciation......   $23       $71      $122       $261
Janus Aspen Series Worldwide Growth..........   $21       $65      $111       $240

 6. THE SECOND SENTENCE OF THE FIRST PARAGRAPH UNDER "THE FUNDS" ON PAGE 16 IS DELETED AND REPLACED BY THE FOLLOWING:

          The Funds (except for the Dreyfus Stock Index Fund) are diversified, open-end management investment companies. The Dreyfus Stock Index Fund is a non-diversified, open-end management investment company. The Funds are registered with the SEC under the Investment Company Act of 1940.

 7. THE FIRST COLUMN OF THE ENTERPRISE ACCUMULATION TRUST TABLE ON PAGE 17 IS AMENDED TO CHANGE THE NAME OF THE SUB-INVESTMENT ADVISER FOR THE EQUITY PORTFOLIO TO TCW FUNDS MANAGEMENT, INC. AND TO ADD SANFORD C. BERNSTEIN & CO., INC. AS THE CO-SUB-INVESTMENT ADVISER TO THE MANAGED PORTFOLIO.

 8. THE FIRST COLUMN OF THE ENTERPRISE ACCUMULATION TRUST TABLE ON PAGE 19 IS AMENDED TO CHANGE THE NAME OF THE SUB-INVESTMENT ADVISER OF THE CAPITAL APPRECIATION PORTFOLIO TO MARSICO CAPITAL MANAGEMENT, LLC.

 9. THE FIRST PARAGRAPH FOLLOWING THE TABLE ON PAGE 19 IS AMENDED TO READ AS
    FOLLOWS:

          The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:

             (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

             (2) more than 50% of the outstanding portfolio shares.

     The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

 10. THE FIRST SENTENCE UNDER "ALLOCATION OF PAYMENTS AND FUND VALUE" ON PAGE 23 IS AMENDED TO READ AS FOLLOWS:

          Allocation of Payments. On the application, the Owner may allocate Net Purchase Payments to up to 21 of the 25 subaccount(s) of MONY America Variable Account A or to the Guaranteed Interest Account.

 11. THE FIRST SENTENCE OF THE SECOND PARAGRAPH ON PAGE 24 IS AMENDED TO READ AS
     FOLLOWS:

          Net Purchase Payments may be allocated in whole percentages to up to 21 of the available subaccounts and to the Guaranteed Interest Account.

 12. PAGE 29, NUMBER (3) IN THE FIRST PARAGRAPH UNDER THE CAPTION "DEATH BENEFIT PROVIDED BY THE CONTRACT," IS AMENDED TO READ AS FOLLOWS:

     (3) An Enhanced Death Benefit.

 13. PAGE 29, THE SECTION ENTITLED "ENHANCED DEATH BENEFIT" IS AMENDED TO READ AS FOLLOWS:

     ENHANCED DEATH BENEFIT OPTIONS

          Your Contract provides a choice of two enhanced death benefit options when it is issued. If the Annuitant is age 0-75, the Annuitant may choose either Enhanced Death Benefit -- 5 Year or Enhanced Death Benefit -- 1 Year described below. The 1 Year Enhanced Death Benefit is only available to contracts applied for on or after November 16, 1999. If the Annuitant does not choose an option when the Contract is issued, the Annuitant will automatically receive the Enhanced Death Benefit -- 5 Year.

       Enhanced Death Benefit -- 5 Year

          On the 5th Contract anniversary and each subsequent 5th Contract anniversary prior to the Annuitant's 71st birthday, the Enhanced Death Benefit may be increased. If the Annuitant is age 65 or over on the date of issue, the Enhanced Death Benefit will be recalculated once on the 5th Contract anniversary. Once the last value is set it will not be recalculated.

       Enhanced Death Benefit -- 1 Year

          On the first Contract anniversary and each subsequent Contract anniversary prior to the Annuitant's 80th birthday, the Enhanced Death Benefit may be increased. After the Annuitant reaches age 80, this enhanced death benefit provision expires and the Death Benefit will be the greater of (i) Fund Value less any Outstanding Debt on the date of the Annuitant's death, or (ii) purchase payments paid less any partial surrenders and their surrender charges. This option may not be currently available in all states.

       Amount of the Enhanced Death Benefit Payable on Death Under Enhanced Death Benefit Options

          The recalculated Enhanced Death Benefit is equal to the greater of:

             1. the Fund Value on the date the Enhanced Death Benefit is to be recalculated; and

             2. the current Enhanced Death Benefit proportionately reduced by any partial surrenders including surrender charges and any applicable market value adjustments assessed since the last recalculation of the Enhanced Death Benefit.

          The Enhanced Death Benefit payable under both Enhanced Death Benefit options is the Enhanced Death Benefit on the date of death, reduced proportionately for each partial surrender (including surrender charges and market value adjustments, if applicable) since the last recalculation date and less any Outstanding Debt.

          In no event will the Enhanced Death Benefit payable on death exceed 200% of the total purchase payments made:

        - Reduced proportionately for each partial surrender (including surrender charges and applicable market value adjustments, if applicable), and less

        - Any Outstanding Debt.

        The proportionate reduction for each partial surrender will be equal to:

             (1) The amount of that partial surrender (including any surrender charges and applicable market value adjustment, assessed), divided by

             (2) The Fund Value immediately before that partial surrender, multiplied by,

             (3) The Enhanced Death Benefit immediately before the surrender.

          All other basic death benefits as described in this prospectus continue to apply. The largest death benefit under any of these provisions will be paid.

          The cost of an enhancement option is reflected in the mortality and expense risk charge.

 14. THE MORTALITY & EXPENSE RISK CHARGE IN THE TABLE ON PAGE 31 IS AMENDED TO READ AS FOLLOWS:

    Current daily rate -- .003699%
    Current annual rate -- 1.35%

 15. THE FIRST PARAGRAPH UNDER "CHARGES AGAINST FUND VALUE -- DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A -- MORTALITY AND EXPENSE RISK CHARGE" ON PAGE 31 IS AMENDED TO READ AS FOLLOWS:

          The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account A. Of the 1.35% charge, .90% is for assuming mortality risks (which is guaranteed not to exceed .90%), and .45% is for assuming expense risks. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003699% (guaranteed not to exceed 0.003699%) multiplied by the number of days since the last Business Day.

#820-342                                                      Reg. No. 333-59717
                                        5